Financial Risk Management - Summary of Gross Carrying Amounts of Each Financial Asset Except for Accounts Receivable Trade and Derivative Financial Asset (Detail) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Gross amount	₩ 336,309
Loss allowance	0
Carrying amount	336,309
Financial assets at FVOCI [member]
Disclosure of credit risk exposure [line items]
Gross amount	1,009,175
Loss allowance	(3,314)
Carrying amount	1,005,861
Financial assets at amortised cost [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Gross amount	8,914
Loss allowance	(3,095)
Carrying amount	5,819
Financial assets at amortised cost [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of credit risk exposure [line items]
Gross amount	71,677
Loss allowance	(69,255)
Carrying amount	₩ 2,422